Loan Receivable (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Loans Receivable, Net	$ 680,577	$ 700,439
Loan interest earned and accrued	14,183	39,337
Unrelated Party [Member]
Loans Receivable, Net	535,006	184,879
Unrelated Party One[Member]
Loans Receivable, Net		289,287
Unrelated Party Two[Member]
Loans Receivable, Net	$ 145,571	$ 226,273